Reverse Recapitalization (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Issued shares of common stock, value	$ 2,281	$ 1,339
Issued shares of common stock, shares	22,812,048	13,387,344
Issued shares of common stock, value	$ (2,281)	$ (1,339)
Common stock, par value	$ 0.0001	$ 0.0001
Accumulated Deficits [Member]
Issued shares of common stock, value	$ 22,638,859
Issued shares of common stock, value	(22,638,859)
Accumulated Deficits [Member] | SPAC Financing [Member]
Issued shares of common stock, value	0
Issued shares of common stock, value	0
Accumulated Deficits [Member] | Transaction expenses [Member]
Issued shares of common stock, value	0
Issued shares of common stock, value	0
Accumulated Deficits [Member] | Earnout liability [Member]
Issued shares of common stock, value	22,638,859
Issued shares of common stock, value	(22,638,859)
Accumulated Deficits [Member] | Warrants liability [Member]
Issued shares of common stock, value	0
Issued shares of common stock, value	0
Common Stocks [Member]
Issued shares of common stock, value	$ 942
Issued shares of common stock, shares	9,424,704
Issued shares of common stock, value	$ (942)
Common Stocks [Member] | SPAC Financing [Member]
Issued shares of common stock, value	$ 889
Issued shares of common stock, shares	8,891,718
Issued shares of common stock, value	$ (889)
Common stock, par value	$ 0.0001
Common Stocks [Member] | Transaction expenses [Member]
Issued shares of common stock, value	$ 53
Issued shares of common stock, shares	532,986
Issued shares of common stock, value	$ (53)
Common stock, par value	$ 0.0001
Additional Paid In Capitals [Member]
Issued shares of common stock, value	$ 4,816,511
Issued shares of common stock, value	(4,816,511)
Additional Paid In Capitals [Member] | SPAC Financing [Member]
Issued shares of common stock, value	8,315,186
Issued shares of common stock, value	(8,315,186)
Additional Paid In Capitals [Member] | Transaction expenses [Member]
Issued shares of common stock, value	6,651,674
Issued shares of common stock, value	(6,651,674)
Additional Paid In Capitals [Member] | Earnout liability [Member]
Issued shares of common stock, value	4,470,918
Issued shares of common stock, value	(4,470,918)
Additional Paid In Capitals [Member] | Warrants liability [Member]
Issued shares of common stock, value	2,009,105
Issued shares of common stock, value	$ (2,009,105)